OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule Of Other Accounts Payable And Accrued Expenses
	December 31,
	2015	2016

Employees and payroll accruals	$11,352	$11,099
Provision for warranty costs	2,712	2,460
Government authorities	4,820	3,655
Accrued expenses	5,035	4,128
Other accounts payables	3,133	1,083

	$27,052	$22,425